Voya Retirement Growth Portfolio Investment Objectives and Goals - Voya Retirement Growth Portfolio	Dec. 31, 2024
Prospectus [Line Items]
Risk/Return [Heading]	Voya Retirement Aggressive Portfolio  (formerly, Voya Retirement Growth Portfolio)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater than that of Voya Retirement Moderately Aggressive Portfolio.